Average Annual Total Returns{- International Capital Appreciation Portfolio} - 02.28 VIP International Capital Appreciation Portfolio Initial, Service, Service 2 PRO-09 - International Capital Appreciation Portfolio
	VIP International Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP International Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP International Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP International Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 1 year	VIP International Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 5 years	VIP International Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 10 years	VIP International Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP International Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP International Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 10 years	F0340 Past 1 year	F0340 Past 5 years	F0340 Past 10 years
Total	12.39%	16.86%	13.16%	12.21%	16.74%	13.04%	12.11%	16.56%	12.88%	7.98%	9.79%	7.44%